Income taxes - Schedule of Components of Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0	$ 0
State	1	1	1
Foreign	36	23	0
Total current (benefit) expense	37	24	1
Deferred:
Federal	(2,185)	0	0
State	(646)	351	0
Valuation allowance	0	0	0
Total deferred (benefit) expense	(2,831)	351	0
(Benefit from) provision for income taxes	$ (2,794)	$ 375	$ 1